Contingent liabilities and commitments_Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 12,618,917	₩ 12,666,417
Loan commitments		103,651,674	97,796,704
Other commitments		₩ 5,993,608	₩ 5,041,314
Number of cases as plaintiff	[1]	119	77
Number of cases as defendant	[1]	415	154
Amount of litigation as plaintiff		₩ 291,880	₩ 494,645
Amount of litigation as defendant		391,362	246,826
Provisions for litigations		27,029	17,925
Confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		7,689,022	7,108,365
Guarantee for loans
Disclosure of contingent liabilities [Line Items]
Total of guarantees		89,699	125,870
Acceptances
Disclosure of contingent liabilities [Line Items]
Total of guarantees		391,688	371,525
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [Line Items]
Total of guarantees		224,746	158,179
Other confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		6,982,889	6,452,791
Unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		4,045,864	4,297,465
Local letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		193,096	305,057
Letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		3,081,390	3,322,731
Other unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		771,378	669,677
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 884,031	₩ 1,260,587
Contingent liabilities on Lime Asset Management Co., Ltd.
Disclosure of contingent liabilities [Line Items]
Description of nature of obligation, contingent liabilities		Recently, the FSS announced 'Results of interim inspection of Lime Asset Management Co., Ltd and future countermeasures' regarding the deferment of the redemption of Lime Asset Management Co., Ltd. Currently, a full-time management team is dispatched to monitor the implementation of the normal repurchase and management plan of lime and proper performance of internal control work.
Explanation of estimated financial effect of contingent liabilities		The status of the sale of the Lime Asset Management Co., Ltd. operation deferral fund of the Group is 357.7 billion Won for 1,640 accounts as of the end of December 2019.
Contingent liabilities on Woori Asset Trust Co., Ltd.
Disclosure of contingent liabilities [Line Items]
Description of nature of obligation, contingent liabilities		The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd (formerly Kukje Asset Trust Co., Ltd) to acquire 44.5% interest (58.6% of voting rights) during July, 2019, and to acquire additional 21.3% interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and is planning to acquire the interest of the second sales agreement after a certain period.
Explanation of estimated financial effect of contingent liabilities		In regards to this acquisition, the Group recognized 111,242 million as other financial liabilities for the second sales agreement.
Estimated financial effect of contingent liabilities		₩ 111,242

[1]	The number of lawsuits as of December 31, 2018 and 2019 does not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.